UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Utilities Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (93.5%)(a)
	Shares	Value

Air freight and logistics (2.0%)

Deutsche Post AG (Germany)	123,805	$4,592,090

		4,592,090
Diversified telecommunication services (2.8%)

BT Group PLC ADR (United Kingdom)	41,700	2,784,726

Iliad SA (France)	7,620	2,435,799

Ziggo NV (Netherlands)	24,156	1,138,824

		6,359,349
Electric utilities (28.0%)

American Electric Power Co., Inc.	170,450	9,093,508

Chubu Electric Power Co., Inc. (Japan)	301,500	3,638,428

Duke Energy Corp.	123,100	8,749,948

Edison International	223,835	12,342,262

Entergy Corp.	11,607	875,400

Exelon Corp.	300	11,049

FirstEnergy Corp.	166,100	5,617,502

Iberdrola SA (Spain)	838,662	6,035,069

NextEra Energy, Inc.	113,800	11,079,568

Northeast Utilities	25,705	1,167,007

OGE Energy Corp.	31,200	1,145,976

PPL Corp.	26,184	918,797

SSE PLC (United Kingdom)	143,264	3,736,562

		64,411,076
Gas utilities (5.8%)

China Resources Gas Group, Ltd. (China)	422,000	1,290,743

Snam SpA (Italy)(S)	391,841	2,299,998

Tokyo Gas Co., Ltd. (Japan)	1,702,000	9,659,915

		13,250,656
Independent power and renewable electricity producers (13.7%)

AES Corp.	126,348	1,781,507

Calpine Corp.(NON)	602,584	14,052,259

Electric Power Development Co., Ltd. (Japan)	74,800	2,226,214

NRG Energy, Inc.	376,300	13,411,332

		31,471,312
Media (3.3%)

Comcast Corp. Class A	67,100	3,502,620

Numericable Group SA (France)(NON)(S)	66,748	4,063,503

		7,566,123
Multi-utilities (28.5%)

Alliant Energy Corp.	25,034	1,459,480

Ameren Corp.	74,959	2,949,637

Centrica PLC (United Kingdom)	392,260	2,206,589

Dominion Resources, Inc.	49,100	3,385,936

GDF Suez (France)	146,950	4,103,450

National Grid PLC (United Kingdom)	837,073	12,487,596

National Grid PLC ADR (United Kingdom)(S)	94,600	7,069,458

PG&E Corp.	267,356	12,263,620

Sempra Energy	96,743	9,708,160

Veolia Environnement SA (France)(S)	447,650	8,555,201

Wisconsin Energy Corp.	27,256	1,240,693

		65,429,820
Oil, gas, and consumable fuels (3.0%)

Origin Energy, Ltd. (Australia)	490,431	6,883,431

		6,883,431
Water utilities (5.7%)

American Water Works Co., Inc.	176,468	8,578,109

Severn Trent PLC (United Kingdom)	93,961	3,099,547

United Utilities Group PLC (United Kingdom)	104,669	1,522,872

		13,200,528
Wireless telecommunication services (0.7%)

Vodafone Group PLC (United Kingdom)	450,732	1,582,807

		1,582,807

Total common stocks (cost $169,781,608)		$214,747,192

SHORT-TERM INVESTMENTS (15.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	19,274,644	$19,274,644

Putnam Short Term Investment Fund 0.06%(AFF)	14,757,842	14,757,842

SSgA Prime Money Market Fund 0.01%(P)	160,000	160,000

U.S. Treasury Bills with an effective yield of 0.05%, August 21, 2014	$190,000	189,986

Total short-term investments (cost $34,382,465)		$34,382,472

TOTAL INVESTMENTS

Total investments (cost $204,164,073)(b)		$249,129,664

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $71,568,852) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/18/14	$2,632,004	$2,619,085	$(12,919)
	Euro	Buy	6/18/14	3,450,577	3,484,108	(33,531)
Barclays Bank PLC
	Canadian Dollar	Buy	7/17/14	57,763	56,592	1,171
	Euro	Buy	6/18/14	4,562,602	4,606,785	(44,183)
	Hong Kong Dollar	Buy	8/20/14	9,407,058	9,408,258	(1,200)
	Japanese Yen	Sell	8/20/14	625,254	619,305	(5,949)
Citibank, N.A.
	British Pound	Sell	6/18/14	4,877,856	4,854,405	(23,451)
	Euro	Sell	6/18/14	3,508,782	3,544,662	35,880
Credit Suisse International
	Euro	Buy	6/18/14	5,848,151	5,905,105	(56,954)
	Japanese Yen	Sell	8/20/14	748,129	741,025	(7,104)
	New Zealand Dollar	Buy	7/17/14	398,454	400,214	(1,760)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	1,631,392	1,611,640	(19,752)
	Euro	Buy	6/18/14	2,685,463	2,711,133	(25,670)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	1,048,626	1,031,249	(17,377)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/18/14	5,291,326	5,259,839	31,487
	Canadian Dollar	Buy	7/17/14	3,561,026	3,489,526	71,500
	Euro	Buy	6/18/14	600,450	588,527	11,923
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/18/14	4,229,240	4,209,788	(19,452)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/14	575,436	568,686	6,750
	Australian Dollar	Sell	7/17/14	575,436	574,274	(1,162)
	Euro	Buy	6/18/14	4,772,794	4,821,501	(48,707)
UBS AG
	Australian Dollar	Sell	7/17/14	1,247,459	1,232,608	(14,851)
	British Pound	Sell	6/18/14	3,733,142	3,715,285	(17,857)
	Euro	Buy	6/18/14	1,035,555	1,045,666	(10,111)
WestPac Banking Corp.
	British Pound	Buy	6/18/14	1,441,703	1,434,581	7,122
	Euro	Buy	6/18/14	3,006,203	3,035,005	(28,802)

Total						$(224,959)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $229,611,485.
(b)	The aggregate identified cost on a tax basis is $204,164,073, resulting in gross unrealized appreciation and depreciation of $51,752,498 and $6,786,907, respectively, or net unrealized appreciation of $44,965,591.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$6,599,293	$29,404,042	$21,245,493	$2,902	$14,757,842

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $19,274,644, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,752,238.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $353,600 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.2%
	United Kingdom	15.0
	France	8.3
	Japan	6.8
	Australia	3.0
	Spain	2.6
	Germany	2.0
	Italy	1.0
	China	0.6
	Netherlands	0.5

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $352,298 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$7,566,123	$—	$—
Energy	—	6,883,431	—
Industrials	4,592,090	—	—
Telecommunication services	7,942,156	—	—
Utilities	170,948,092	16,815,300	—
Total common stocks	191,048,461	23,698,731	—
Short-term investments	14,917,842	19,464,630	—

Totals by level	$205,966,303	$43,163,361	$—

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(224,959)	$—

Totals by level	$—	$(224,959)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$165,833	$390,792

Total	$165,833	$390,792

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$88,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$1,171	$35,880	$—	$—	$—	$114,910	$—	$6,750	$—	$7,122	$165,833

	Total Assets	$—	$1,171	$35,880	$—	$—	$—	$114,910	$—	$6,750	$—	$7,122	$165,833

	Liabilities:
	Forward currency contracts#	46,450	51,332	23,451	65,818	45,422	17,377	—	19,452	49,869	42,819	28,802	390,792

	Total Liabilities	$46,450	$51,332	$23,451	$65,818	$45,422	$17,377	$—	$19,452	$49,869	$42,819	$28,802	$390,792

	Total Financial and Derivative Net Assets	$(46,450)	$(50,161)	$12,429	$(65,818)	$(45,422)	$(17,377)	$114,910	$(19,452)	$(43,119)	$(42,819)	$(21,680)	$(224,959)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$114,910	$—	$—	$—	$—	$114,910
	Net amount	$(46,450)	$(50,161)	$12,429	$(65,818)	$(45,422)	$(17,377)	$—	$(19,452)	$(43,119)	$(42,819)	$(21,680)	$(339,869)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014